Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
PRC	821,344	(1,460,541)	(5,253,169)
Germany	997,619	(45,090)	(969,957)
Cayman	(8,913,071)	(7,961,485)	(23,277,629)
United States	(989,532)	(2,473,420)	(3,001,890)
Total	(8,083,640)	(11,940,536)	(32,502,645)

Schedule of Reconciliation Between PRC Statutory Income Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for the years ended December 31, 2023 and 2024 is as follows:

	For the Years Ended December 31,
	2023	2024
PRC Statutory income tax rate	(25.0)%	(25.0)%
Increase/(decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	6.1%	19.6%
Preferential tax rate	3.1%	0.4%
Research and development expenses bonus deduction	(11.8)%	(4.3)%
Other non-deductible expenses	24.4%	0.5%
Change in valuation allowance	3.2%	12.5%
Effect of true-up on NOL	—	(3.7)%
Effective income tax rate	0.0%	0.0%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	For the Year Ended December 31, 2025
	US$	%
Loss before income tax	(32,502,645)
PRC Statutory income tax rate	25%	25.0%
Computed income tax benefit with PRC statutory income tax rate	(8,125,661)
Domestic tax effects
Preferential tax rate	525,390	(1.6)%
Research and development expenses bonus deduction	(567,286)	1.7%
Other non-deductible expenses	45,259	(0.1)%
Change in valuation allowance	1,696,837	(5.2)%
True-up on NOL	(387,864)	1.2%
Foreign tax effects
United States
- Statutory tax rate difference between United States and PRC	120,076	(0.4)%
- Other non-deductible expenses	9,814	—
- Change in valuation allowance	620,584	(1.9)%
Germany
- Statutory tax rate difference between Germany and PRC	(70,564)	0.2%
- Other non-deductible expenses	1,488	—
- Change in valuation allowance	311,565	(1.0)%
Cayman
- Statutory tax rate difference between Cayman and PRC	5,820,362	(17.9)%
Effective income tax rate	—	—

Summary of Income Taxes Paid (Net of Refunds)	:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
PRC	—	—	—
United States	—	—	—
Germany	—	82,557	45,457
Total income taxes paid	—	82,557	45,457

Schedule of Deferred Income Tax Assets and Deferred Income Tax Liabilities
(b)
Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Allowance for credit losses	118,647	286,485
Operating lease liabilities	276,154	300,929
Net operating loss carry forwards	2,855,567	5,101,529
Share-based compensation	928,639	1,258,578
Others	268,714	271,924
Total deferred income tax assets	4,447,721	7,219,445
Less: Valuation allowance	(4,160,082)	(6,918,609)
Total deferred tax assets, net of valuation allowance	287,639	300,836
Net off against deferred tax liabilities	(287,639)	(300,836)
Net deferred tax assets	—	—

Deferred tax liabilities:
Right-of-use assets	(287,639)	(300,836)
Total deferred income tax liabilities	(287,639)	(300,836)
Net off against deferred tax assets	287,639	300,836
Net deferred tax liabilities	—	—

Summary of Tax Loss Carryforwards

Tax loss carried forward by the PRC subsidiaries will expire, if unused, by the following period-end:

Year ending December 31,	US$
2027	1,855,867
2028	4,694,906
2029	2,788,564
2030	2,886,996
2031	3,517,673
2032	—
2033	1,345,594
2034	339,184
2035	7,551,436
Total	24,980,220

Schedule of Changes in Valuation Allowance

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	2,295,587	2,529,266	4,160,082
Additions of valuation allowance	589,668	1,503,585	2,628,986
Reductions of valuation allowance	(330,665)	—	—
Foreign exchange translation adjustments	(25,324)	127,231	129,541
Balance at the end of the year	2,529,266	4,160,082	6,918,609